Financial assets, liabilities and financial results (telecom activities) - Net of the profit related to BT securities (Details) € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Effects resulting from BT stake	€ 119
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Effects resulting from BT stake	€ 119